INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	12 Months Ended
Jun. 30, 2026
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

7.    INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

7.1.  Cash and cash equivalents

	06/30/2026	06/30/2025
Cash at bank and on hand	7,215,888	19,488,145
Mutual funds	4,027,070	13,206,934
	11,242,958	32,695,079

7.2.  Other financial assets

	06/30/2026	06/30/2025
Current
Mutual funds	—	144,606
Trusts	793,632	895,660
Shares of Moolec Science S.A.	186,550	976,425
Other investments	21,059	23,347
	1,001,241	2,040,038

	06/30/2026	06/30/2025
Non-current
Other investments	—	58
	—	58

7.3.  Trade receivables

	06/30/2026	06/30/2025
Current
Trade debtors	110,542,153	171,840,254
Allowance for impairment of trade debtors	(20,027,728)	(13,847,745)
Shareholders and other related parties (Note 17)	—	122
Allowance for credit notes to be issued	(927,128)	(711,663)
Trade debtors - Joint ventures and associates (Note 17)	429,387	4,179
Deferred checks	8,194,470	8,574,786
	98,211,154	165,859,933

	06/30/2026	06/30/2025
Non-current
Trade debtors	349,792	2,123,463
Allowance for impairment of trade debtors	(29,378)	(275,718)
Shareholders and other related parties (Note 17)	411,505	249,579
Trade debtors - Joint ventures and associates (Note 17)	—	409,510
	731,919	2,506,834

The book value is reasonably approximate to the fair value given its short-term nature.

Variations in the allowance for uncollectible trade receivables are reported in Note 7.17.

7.4.  Other receivables

	06/30/2026	06/30/2025
Current
Taxes	6,384,813	8,884,305
Shareholders and other related parties (Note 17)	4,656	77,045
Other receivables - Joint ventures and associates (Note 17)	226,617	200,000
Prepayments to suppliers	4,087,966	5,834,158
Prepaid expenses and other receivables	155,873	251,590
Miscellaneous	1,200,834	614,883
	12,060,759	15,861,981

	06/30/2026	06/30/2025
Non-current
Taxes	518,813	576,538
Shareholders and other related parties (Note 17)	—	2,698,047
Other receivables - Joint ventures and associates (Note 17)	14,304,069	18,947,793
Reimbursements over exports	1,175,598	1,204,269
Loans receivables	230,000	230,000
Miscellaneous	—	3,883
	16,228,480	23,660,530

7.5.  Inventories

	06/30/2026	06/30/2025
Seeds	—	5,317,730
Resale products	22,934,208	42,228,777
Manufactured products	11,476,925	13,648,705
Goods in transit	2,660,233	6,024,201
Supplies	10,972,172	19,286,246
Agricultural products	1,933,252	4,612,064
Allowance for obsolescence	(3,568,013)	(3,506,454)
	46,408,777	87,611,269

Net of agricultural products	44,475,525	82,999,205

The roll-forward of allowance for obsolescence is in Note 7.17. Inventories recognized as an expense during the years ended June 30, 2026, 2025 and 2024, amounted to $1.967, $1.548 and $0.587 million, respectively. Those expenses were included in cost of sales.

7.6.  Biological assets

Changes in Biological assets:

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the year	1,276,694	1,101,686	—	—	—	2,378,380
Initial recognition and changes in the fair value of biological assets at the point of harvest	326,896	3,001	(95,296)	(16,257)	222,797	441,141
Costs incurred during the year	2,756,925	1,941,574	128,269	21,909	269,903	5,118,580
Decrease due to harvest/disposals	(4,360,515)	(2,451,718)	(32,973)	(5,652)	(492,700)	(7,343,558)
Year ended June 30, 2026	—	594,543	—	—	—	594,543

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the year	—	—	220,682	73,452	—	294,134
Initial recognition and changes in the fair value of biological assets at the point of harvest	593,001	435,725	579,313	158,080	(1,256)	1,764,863
Costs incurred during the year	1,959,381	1,814,249	444,303	162,342	55,063	4,435,338
Decrease due to harvest/disposals	(1,275,688)	(1,148,288)	(1,244,298)	(393,874)	(53,807)	(4,115,955)
Year ended June 30, 2025	1,276,694	1,101,686	—	—	—	2,378,380

7.7.  Property, plant and equipment

Property, plant and equipment as of June 30, 2026 and 2025, included the following:

	Net								Net
	carrying				Subject to			Foreign	carrying
	amount				foreclosure	Depreciation		currency	amount
Class	06/30/2025	Additions	Transfers	Disposals(2)	(Note 6)	of the year(1)	Revaluation	translation	06/30/2026
Office equipment	369,451	36,140	18,062	(2,937)	—	(78,749)	—	8,098	350,065
Vehicles	1,337,784	3,726	—	(181,337)	—	(567,722)	—	2,828	595,279
Equipment and computer software	331,763	34,934	—	(2,964)	—	(247,781)	—	9,553	125,505
Fixtures and fittings	2,159,631	21,268	4,795,492	(29,610)	(77,040)	(1,302,030)	—	1,460	5,569,171
Machinery and equipment	14,441,869	407,237	7,416,681	(67,569)	(5,778,571)	(3,634,319)	—	173,932	12,959,260
Land and buildings	39,076,126	67,122	2,297,558	—	(3,968,509)	(1,233,971)	3,208,893	138,527	39,585,746
Buildings in progress	16,858,762	2,103,874	(14,527,793)	(638,270)	(2,347,780)	—	—	22,042	1,470,835
Total	74,575,386	2,674,301	—	(922,687)	(12,171,900)	(7,064,572)	3,208,893	356,440	60,655,861

	Net						Net
	carrying					Foreign	carrying
	amount				Depreciation	currency	amount
Class	06/30/2024	Additions	Transfers	Disposals	of the year(1)	translation	06/30/2025
Office equipment	410,338	39,611	—	(4,791)	(78,901)	3,194	369,451
Vehicles	2,200,349	35,915	—	(17,239)	(882,264)	1,023	1,337,784
Equipment and computer software	507,469	65,953	—	(323)	(256,198)	14,862	331,763
Fixtures and fittings	2,786,470	9,084	225,338	(6,789)	(860,822)	6,350	2,159,631
Machinery and equipment	16,710,328	563,352	122,653	(143,947)	(2,891,448)	80,931	14,441,869
Land and buildings	39,677,902	—	348,085	—	(1,021,176)	71,315	39,076,126
Buildings in progress	12,280,422	5,264,663	(696,076)	—	—	9,753	16,858,762
Total	74,573,278	5,978,578	—	(173,089)	(5,990,809)	187,428	74,575,386
(1)	For the years ended June 30, 2026 and 2025, depreciation expense of $1,155,709 and $1,266,531, respectively, related to property, plant and equipment has been reclassified to Loss from discontinued operations in the consolidated statement of comprehensive income.
(2)	As of June 30, 2026, disposals include $782,764 related to assets derecognized upon the deconsolidation of Natal Agro S.R.L. following the loss of control.

The depreciation charge is included in Notes 8.3 and 8.4. The Group has no commitments to purchase property, plant and equipment items.

A detail of restricted assets is provided in Note 20.

Revaluation of property, plant and equipment

The Group updates frequently their assessment of the fair value of its land and buildings taking into account the most recent independent valuations and market data. Last valuations were performed as of June 30, 2026. Management determined the property, plant and equipment’s value within a range of reasonable fair value estimates.

All resulting fair value estimates for properties are included in level 2 or 3 depending on the methodology used.

The following are the carrying amounts that would have been recognized if land and building were stated at cost.

Class of property	06/30/2026	06/30/2025
Land and buildings	25,912,392	28,304,611

7.8.  Intangible assets

Intangible assets as of June 30, 2026 and 2025 included the following:

	Net						Net
	carrying		Transfers,	Subject to		Foreign	carrying
	amount		Disposals &	foreclosure	Amortization	currency	amount
Class	06/30/2025	Additions	Impairments (2)	(Note 6)	of the year (1)	translation	06/30/2026
Seed and integrated products
HB4 technology and breeding program (3)	36,464,171	767,710	(5,620,765)	—	(2,309,306)	—	29,301,810
Integrated seed products (3)	2,526,410	—	(2,383,280)	—	(143,130)	—	—
Crop nutrition
Microbiological products	43,570,818	130,207	—	(38,485,408)	(2,394,879)	35,519	2,856,256
Microbiological products in progress (4)	11,909,700	2,503,821	(2,602)	(8,187,674)	—	—	6,223,245
Other intangible assets
Trademarks and patents	43,983,868	35,369	—	(41,664,092)	(1,889,733)	—	465,413
Trademarks and patents with indefinite useful lives (4)	10,045,294	—	(2,217,985)	—	—	—	7,827,309
Software	1,313,947	6,794	473,673	—	(1,112,210)	(223)	681,981
Software in progress	609,953	47,606	(501,017)	—	—	—	156,542
Customer loyalty	20,268,101	—	—	(1,282,292)	(1,276,044)	—	17,709,765
RG/RS/OX Wheat	10,480,817	—	—	—	(1,048,082)	—	9,432,735
Total	181,173,079	3,491,507	(10,251,976)	(89,619,466)	(10,173,384)	35,296	74,655,056

	Net					Net
	carrying				Foreign	carrying
	amount		Transfers &	Amortization	currency	amount
Class	06/30/2024	Additions	Disposals	of the year (1)	translation	06/30/2025
Seed and integrated products
HB4 technology and breeding program	35,574,371	3,164,283	—	(2,274,483)	—	36,464,171
Integrated seed products	2,681,826	—	—	(194,339)	38,923	2,526,410
Crop nutrition
Microbiological products	41,187,249	286,665	3,605,198	(1,511,420)	3,126	43,570,818
Microbiological products in progress	10,452,861	5,163,500	(3,706,661)	—	—	11,909,700
Other intangible assets
Trademarks and patents	48,028,369	158,557	(122,305)	(4,080,753)	—	43,983,868
Trademarks and patents with indefinite useful lives	9,922,989	—	122,305	—	—	10,045,294
Software	1,827,983	16,222	146,839	(676,995)	(102)	1,313,947
Software in progress	580,728	176,064	(146,839)	—	—	609,953
Customer loyalty	21,636,760	—	—	(1,368,659)	—	20,268,101
RG/RS/OX Wheat	5,000,000	6,528,899	—	(1,048,082)	—	10,480,817
Total	176,893,136	15,494,190	(101,463)	(11,154,731)	41,947	181,173,079
(1)For the years ended June 30, 2026 and 2025, amortization expense of $3,630,043 and $5,041,228, respectively, related to intangible assets has been reclassified to Loss from discontinued operations in the consolidated statement of comprehensive income.
(2)As of June 30, 2026, disposals include $2,217,985 related to assets derecognized upon the deconsolidation of Natal Agro S.R.L. following the loss of control.
(3)HB4 Technology and Integrated Seed Products, an intangible asset allocated to the Bioceres Crops CGU, was tested for impairment following events and changes in circumstances indicating that its carrying amount may not be recoverable. While the transition of the HB4 business model toward a standard licensing-based commercialization strategy began in prior periods, management reassessed the asset’s expected future economic benefits based on updated projections and revised assumptions reflecting the current commercial outlook. As a result of this assessment, the impairment test concluded that the carrying amount of the asset exceeded its estimated recoverable amount. Accordingly, as of June 30, 2026, the Group recognized within ‘Other income or expenses, net’ in the consolidated statement of comprehensive income, an impairment loss of the net carrying amount for a total of $15.5 million resulting in the full write-down of the Integrated Seed Products intangible asset of $2.4 million, together with the goodwill allocated to the Bioceres Crops CGU (see Note 7.9) of $7.5 million and $5.6 million of the net carrying amount of HB4 Technology.

The recoverable amount of HB4 Technology was estimated at $29.3 million. The Group will continue to monitor the performance of the underlying business and the assumptions supporting future cash flow projections as market conditions and commercialization strategies evolve.

Sensitivity analysis. Had the market share used in the value-in-use calculation as of June 30, 2026 been 5% lower, and the post-tax discount rate 2% higher than management’s estimates, the Group would have been required to recognize an additional impairment loss of $4.6 million against the carrying amount of HB4 Technology.

(4)Microbiological products in progress and Trademarks and patents with indefinite useful lives are intangible assets allocated to the Rizobacter S.A. CGU.

The amortization charge is included in Notes 8.3 and 8.4.

There are no intangibles assets whose use has been restricted, or which have been delivered as a guarantee. The Group has not assumed any commitments to acquiring new intangibles.

There is an inherent material uncertainty related to management’s estimation of the ability of the Group to recover the carrying amounts of internally generated intangible assets, because it is dependent upon Group`s ability to raise sufficient funds to complete the projects development, the future outcome of the regulatory process, and the timing and amount of the future cash flows generated by the projects, among other future events.

Management’s estimations about the demonstrability of the recognition criteria for these assets and the subsequent recoverability represent the best estimate that can be made based on all the available evidence, existing facts and circumstances and using reasonable and supportable assumptions in cash flow projections. Therefore, the Consolidated financial statements do not include any adjustments that would result if the Group were unable to recover the carrying amount of the above-mentioned assets through the generation of enough future economic benefits.

The Group is required to perform an annual impairment test for non-depreciating assets, either because they are not available for use, with indefinite useful lives, or for other intangible assets when events or changes in circumstances indicate that their carrying amount may not be recoverable. The recoverable amount is determined based on calculations of value in use. This method requires estimating future cash flows and determining a discount rate to calculate the present value of those cash flows.

Management has developed estimates based on its cash flow projections. All key assumptions values reflect past experience or, if appropriate, are consistent with external sources of information.

Key assumption	Management’s approach
Discount rate

The average discount rate applied was approximately 8%.

The weighted average cost of capital (WACC) was estimated using the market capital structure plus 2% of risk premium which reflect the higher risk associated with intangible assets.

For the cost of equity, the discount rate is estimated based on the Capital Asset Pricing Model (CAPM).

Market share, product prices and royalties.

The projected revenue from the products and services of the CGUs has been estimated by the management based on market penetration data for comparable products and technologies and on future expectations of foreseen economic and market conditions.

The prices and royalties estimated in the revenue projections are based on current and projected market prices for the products and services of the CGUs.

A projection horizon longer than five years was adopted, as the CGUs are linked to biological products that require extended development and regulatory approval timelines across multiple target countries. Due to the nature of these products and the maturity level of the markets involved, a longer time frame is essential to reasonably capture the expected cash flow and the time needed to reach commercial readiness and registration milestones. Projected range period used: 8-17 years.

Management estimates that any reasonably possible change in any of these key assumptions would not cause the aggregate carrying amount of the CGU to exceed its recoverable amount.

7.9.  Goodwill

	06/30/2026	06/30/2025
Rizobacter Argentina S.A.	28,080,271	28,080,271
Bioceres Crops S.A. (1)	—	7,523,322
Pro Farm Group, Inc. (Note 6)	—	76,089,749
Insumos Agroquímicos S.A.	470,090	470,090
	28,550,361	112,163,432
(1)As mentioned in Note 7.8, the Bioceres Crops CGU and the assets allocated thereto were tested for impairment following events and changes in circumstances indicating that their carrying amounts may not be recoverable. Accordingly, the Group recognized an impairment loss resulting in the full write-down of the $7.5 million goodwill balance allocated to the CGU, which was recorded within “Other income or expenses, net” in the consolidated statement of comprehensive income.

The Group is required to test whether goodwill has suffered any impairment on an annual basis. The recoverable amount is determined based on value in use calculations. The use of this method requires the estimation of future cash flows and the determination of a discount rate in order to calculate the present value of the cash flows.

There is an inherent material uncertainty related to management’s estimation of the ability of the Group to recover the carrying amounts of goodwill, because it is dependent upon Group`s ability to raise sufficient funds to complete the projects development, the future outcome of the regulatory process, and the timing and amount of the future cash flows generated by the projects, among other future events.

Rizobacter CGU. This CGU is composed of all revenues collected through Rizobacter from the production and sale of its own products and third-party products, both in the domestic and international markets. Additionally, Rizobacter generates revenue from the formulation, fragmentation and resale of third-party products.

Insuagro CGU. This CGU is composed of all revenues collected through Insuagro from the production and sale of its own products and third-party products in the domestic markets.

Bioceres Crops CGU. This CGU was composed of the expected revenues from the commercialization of R&D-intensive products associated with HB4.

Pro Farm CGU. This CGU was composed of all revenues collected through Pro Farm from the production and sale of proprietary and third-party products, both in the domestic and international markets.

Management has made estimates considering the cash flow projections projected by the management and third-party valuation reports on the assets, intangible assets and liabilities assumed. All key assumptions values reflect past experience or, if appropriate, are consistent with external sources of information. The key assumptions utilized are the following:

Key assumption	Management’s approach
Discount rate

The average discount rate used was approximately 8%.

The weighted average cost of capital (“WACC”) rate has been estimated based on the market capital structure.

For the cost of equity, the discount rate is estimated based on the Capital Asset Pricing Model (CAPM).

Market share, product prices and royalties.

The projected revenue from the products and services of the CGUs has been estimated by the management based on market penetration data for comparable products and technologies and on future expectations of foreseen economic and market conditions.

The prices (Rizobacter CGU) and royalties (Bioceres Crops CGU) estimated in the revenue projections are based on current and projected market prices for the products and services of the CGUs.

Terminal value	The growth rate used to extrapolate the future cash flow projections to terminal period is 2%.

The period used for projection was 5 years, except those CGUs that are linked to biological products that require extended development and regulatory approval timelines across multiple target countries. Due to the nature of these products and the maturity level of the markets involved, a longer time frame is essential to reasonably capture the expected cash flow and the time needed to reach commercial readiness and registration milestones. Projected range period used: 8-17 years.

Rizobacter CGU: If, as of June 30, 2026, the market share used in the value-in-use calculation for Rizobacter’s CGU had been 5% lower, the post-tax discount rate applied to the cash flow projections had been 1% higher, and the terminal growth rate had been 0.5% lower than management’s estimates, the recoverable amount of the CGU would have been approximately $9 million below its carrying amount.

7.10.  Investment properties

	06/30/2026	06/30/2025
Investment properties	—	570,324
	—	570,324

The book value of the investment property does not differ significantly from its fair value.

7.11.  Trade and other payables

	06/30/2026	06/30/2025
Current
Trade creditors	49,091,273	87,073,151
Shareholders and other related parties (Note 17)	195,585	286,172
Trade creditors - Parent company (Note 17)	—	878,874
Trade creditors - Joint ventures and associates (Note 17)	2,476,882	3,625,406
Taxes	4,980,301	3,283,856
Miscellaneous	930,403	1,285,145
	57,674,444	96,432,604

Non-current
Trade creditors	2,633,003	4,785,300
Trade creditors - Joint ventures and associates (Note 17)	39,323,933	43,696,426
	41,956,936	48,481,726

7.12.  Borrowings

	06/30/2026	06/30/2025
Current
Bank borrowings	46,194,472	93,752,214
Corporate bonds	107,132	25,265,276
Trust debt securities	—	710,636
Shareholders and other related parties (Note 17)	958,663	—
	47,260,267	119,728,126
Non-current
Bank borrowings	20,515,091	12,271,490
Corporate bonds	38,350,225	25,926,536
Shareholders and other related parties (Note 17)	1,117,326	—
	59,982,642	38,198,026

The carrying value of some borrowings as of June 30, 2026 are measured at amortized cost differ from their fair value. The following fair values measured are based on discounted cash flows (Level 3) due to the use of unobservable inputs, including own credit risk.

	06/30/2026		06/30/2025
	Amortized		Amortized
	cost	Fair value	cost	Fair value
Current
Bank borrowings	46,194,472	38,827,378	93,752,214	83,183,234
Corporate Bonds	107,132	105,074	25,265,276	22,529,823

Non-current
Bank borrowings	20,515,091	16,247,035	12,271,490	9,402,501
Corporate Bonds	38,350,225	32,040,284	25,926,536	18,732,545

Cooperatieve Rabobank U.A.

In prior fiscal year, our subsidiary Rizobacter Argentina S.A., together with Pro Farm Technologies Oy, entered into a $20 million financing agreement with Coöperatieve Rabobank U.A. (“Rabobank”), the principal terms of which are summarized below:

●Tranche I: up to $3 million available to Pro Farm Technologies Oy for general corporate purposes, bearing interest at Term SOFR + 6.15% per annum, with semi-annual interest payments.
●Tranche II: up to $17 million available to Rizobacter Argentina S.A. as an export pre-financing credit facility, bearing interest at Term SOFR + 5.15% per annum, with semi-annual interest payments.

The principal amount is repayable in seven semi-annual installments commencing on June 15, 2026 and ending on June 15, 2029.

As a result of the circumstances described in Note 2, the Group’s operating performance indicators were adversely affected, leading to non-compliance, as of the end of the prior fiscal year, with certain financial covenants established under the agreement. Accordingly, the related debt balance was classified as current at that date.

On September 5, 2025, the Group entered into a waiver and amendment agreement with Rabobank, pursuant to which Rabobank waived the covenant breaches for the fiscal year ended June 30, 2025. The amendment included the following key financial provisions: (i) revised step-down limits for the Net Financial Debt-to-EBITDA ratio; (ii) the establishment of a maximum gross financial indebtedness threshold; (iii) restrictions on granting new intercompany loans in excess of the amounts outstanding at the date of execution of the amendment, unless funded directly by the parent company; and (iv) a limitation whereby, during the fiscal years ending June 30, 2026 and June 30, 2027, capital expenditures would be restricted to maintenance investments.

Notwithstanding the foregoing amendments, as described in Note 2, the Group subsequently lost control of Pro Farm Technologies Oy and, as a consequence, ceased to comply with the change-of-control provisions set forth in the agreement. Accordingly, and considering the Group’s joint and several liability under the facility, the $12.4 million non-current portion of the approximately $15.3 million outstanding balance was reclassified as current as of the reporting date.

Furthermore, pursuant to the same joint and several liability provisions, the outstanding balance borrowed by Pro Farm Technologies Oy could also become payable by the Group.

Corporate bonds

On February 26, 2026, Rizobacter Argentina S.A. obtained the consent of holders representing at least 70% of the outstanding principal amount of its Series VIII Class B corporate bonds, which had originally been issued for $5.1 million, with an outstanding principal balance of $3.8 million, an original maturity date of February 10, 2026, and an interest rate of 3.98%. As a result, the terms of the corporate bonds were amended to include: (i) an increase in the interest rate to 9.0%, payable semi-annually; (ii) an extension of the final maturity date to 42 months from the settlement date; and (iii) a revised amortization schedule providing for an initial repayment of 20% at settlement, with the remaining balance payable in installments through the final maturity date.

In addition, on June 5, 2026, Rizobacter Argentina S.A. completed an exchange offer for its Series IX Class A and Class B corporate bonds and Series X Class A and Class B corporate bonds through the issuance of Series XI corporate bonds, comprising three classes, with an aggregate nominal amount of approximately $36.9 million. The new corporate bonds were issued at a fixed nominal annual interest rate of 9.0% and provide for a staggered amortization schedule, with final maturity on September 3, 2029. Under this schedule, principal repayments consist of 20% in June 2026, 20% in November 2027, 5% in March 2028, 20% in September 2028, 5% in March 2029, and the remaining 30% in September 2029.

Bank debt restructuring at Rizobacter

During current fiscal year, Rizobacter Argentina S.A. completed a comprehensive refinancing process with all of its lending financial institutions. As a result, borrowings originally scheduled to mature between October 2025 and July 2026 were substantially refinanced and replaced with revised repayment schedules extending through 2028 and, in certain cases, 2029.

The refinanced facilities generally bear fixed annual interest rate of 9%, while certain peso-denominated borrowings accrue interest at a variable rate of TAMAR plus 5 percentage points. The new financing arrangements provide for staggered amortization schedules and were designed to improve the Group’s debt maturity profile and overall liquidity position.

In connection with these financing agreements, the Group is subject to compliance with certain financial covenants, which are tested annually in accordance with the terms established in the respective contracts. As of June 30, 2026, the Group was not in compliance with all of them and accordingly, financial obligations totaling $14.6 million were classified as current liabilities in these consolidated financial statements.

7.13.  Secured Notes

For the reasons outlined in Notes 2 and 6, since June 30, 2025, the Group has been unable to demonstrate an unconditional right to defer settlement of the liability for at least twelve months. Accordingly, the liability was reclassified as current as of that date.

Pursuant to the terms of the agreement and following the allegation of the event of default, the Group accrued a prepayment premium fee of $6.1 million as of June 30, 2026, of which $4.9 million had already been recognized as of June 30, 2025, and the outstanding balance became subject to an additional 5% default interest rate.

The carrying amount of the liability as of June 30, 2026 was $121.9 million. The $110.1 million judgment amount awarded by the Court on September 23, 2026, mentioned in Note 6, can be reconciled to such carrying amount by deducting the $15 million credit bid and the court-awarded expenses of $1.4 million and adding $4.6 million of interest accrued from June 30, 2026 through September 23, 2026.

7.14.  Employee benefits and social security

	06/30/2026	06/30/2025
Salaries, accrued incentives, vacations and social security	4,712,073	6,108,130
Key management personnel (Note 17)	134,082	65,882
	4,846,155	6,174,012

7.15.  Deferred revenue and advances from customers

	06/30/2026	06/30/2025
Current
Advances from customers	2,140,338	4,282,668
	2,140,338	4,282,668
Non-current
Deferred revenue	1,436,912	1,436,912
	1,436,912	1,436,912

7.16.  Provisions

	06/30/2026	06/30/2025
Provisions for contingencies	6,325,454	1,267,572
	6,325,454	1,267,572

Following the recent bankruptcy decreed in March 2026 of Bioceres S.A. – our formerly controlling parent, and the parent of Bioceres LLC – and changes in its controlling ultimate parent, the Group reassessed the economic and legal substance of certain historical arrangements. We concluded that, in light of the resulting financial condition and the limited recovery capacity of Bioceres LLC, it is probable that the Group will be required to assume obligations previously supported by Bioceres LLC. Accordingly, the Group’s subsidiary, RASA Holding LLC, recognized a provision in respect of these contingent payment obligations, as described below.

As part of the corporate reorganization that led in March 2019 to the formation of Bioceres Crop Solutions Corp., Bioceres Inc. (subsequently converted into Bioceres LLC) contributed its crop protection business to BCS Holding Inc., including RASA Holding as a subsidiary. In that context, certain obligations related to prior acquisitions, including contingent payment obligations arising from share purchase agreements, were assumed by Bioceres LLC in exchange for equity interest in RASA Holding and, ultimately, in Bioceres Crop Solutions Corp. However, as a consequence of the bankruptcy event of Bioceres S.A., changes in its ultimate controlling parent, and the resulting inability of Bioceres LLC to meet such obligations, the Group has reassessed its exposure considering the underlying contractual structure. In particular, the Group has concluded that, given the nature of the agreements and the obligations that may arise therefrom, it may ultimately be required to assume payment of such contingent amounts directly, in substitution of Bioceres LLC.

The contingent payment obligations arise from the Share Purchase Agreements executed on October 18, 2016, in connection with the acquisition of Rizobacter Argentina S.A. These agreements include purchase price adjustment clauses that establish additional consideration payable upon the occurrence of specific conditions, primarily linked to the favorable and final resolution of certain judicial proceedings from a disputed transfer of shares that occurred in 1995 affecting the ownership and enforceability of the underlying shares.

The additional consideration is contractually payable only upon the full satisfaction of cumulative conditions, including the issuance of final and binding judicial decisions rejecting the claims brought by third parties, the conclusion of all related proceedings with no pending appeals or actions, the absence of any additional claims that may affect the transferred shares, and the expiration of applicable statutory periods related to the potential review of such decisions. As a result, the obligation is subject to uncertainty and is dependent on future events that are outside the control of the Group.

Based on the information available as of the reporting date, we have concluded that, in the event of a judicial claim arising from the inability to recover the credit from Bioceres LLC due to its insolvency, it is probable that the Group would be deemed responsible of the underlying debt and, as a consequence, would be required to assume all or a portion of the related contingent payment obligations. Accordingly, the Group has recognized a provision in accordance with IAS 37, measured as the best estimate of the expenditure that would be required to settle the present obligation, taking into consideration the contractual terms and the current assessment of the relevant legal and financial circumstances. Although the assumption of such obligations would, in principle, give rise to a right of reimbursement against Bioceres LLC, no reimbursement asset has been recognized, as recovery is not considered virtually certain within the meaning of IAS 37 and, in any event, is not regarded as collectible given Bioceres LLC’s financial condition.

The total provision recognized amounts to $3.5 million, which represents the present value of the estimated obligation, determined based on management’s assessment of the probability of occurrence of the triggering conditions and the expected timing of the related cash outflows. The nominal contractual exposure associated with these arrangements amounts to $17.25 million, which represents the maximum potential liability (cap) under the relevant agreements. The ultimate timing and amount of any cash outflow remain uncertain and will depend on the final outcome and timing of the underlying judicial proceedings, as well as on future legal developments, including the potential for extrajudicial settlements.

The Group continues to monitor the situation with legal advice, and the provision will be reassessed periodically and adjusted as necessary to reflect the best estimate of the potential obligation.

7.17.  Changes in allowances and provisions

				Subject to	Deconsolidation	Currency
			Uses and	foreclosure	of subsidiary	conversion
Item	06/30/2025	Additions(1)	reversals	(Note 6)	(Note 13)	difference	06/30/2026
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(14,123,463)	(5,703,377)	1,663,857	105,050	—	(1,999,173)	(20,057,106)
Allowance for obsolescence	(3,506,454)	(1,967,300)	704,997	1,125,337	—	75,407	(3,568,013)
Total deducted from assets	(17,629,917)	(7,670,677)	2,368,854	1,230,387	—	(1,923,766)	(23,625,119)

INCLUDED IN LIABILITIES
Provisions for contingencies(2)	(1,267,572)	(5,901,817)	513,228	—	355,898	(25,191)	(6,325,454)
Total included in liabilities	(1,267,572)	(5,901,817)	513,228	—	355,898	(25,191)	(6,325,454)
Total	(18,897,489)	(13,572,494)	2,882,082	1,230,387	355,898	(1,948,957)	(29,950,573)

				Currency
			Uses and	conversion
Item	06/30/2024	Additions(1)	reversals	difference	06/30/2025
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(7,050,280)	(7,123,716)	—	50,533	(14,123,463)
Allowance for obsolescence	(3,087,563)	(1,547,723)	1,158,036	(29,204)	(3,506,454)
Total deducted from assets	(10,137,843)	(8,671,439)	1,158,036	21,329	(17,629,917)

INCLUDED IN LIABILITIES
Provisions for contingencies	(1,255,702)	(335,773)	309,793	14,110	(1,267,572)
Total included in liabilities	(1,255,702)	(335,773)	309,793	14,110	(1,267,572)
Total	(11,393,545)	(9,007,212)	1,467,829	35,439	(18,897,489)
(1)	For the years ended June 30, 2026 and 2025, provision expense of $72,538 and $90,898, has been reclassified to Loss from discontinued operations in the consolidated statement of comprehensive income.
(2)	The provision for contingencies charge is included in Notes 8.4 and 8.5.